SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
On February 18, 2026, the Company's Board of Directors approved an additional $600,000 share repurchase program.

On February 18, 2026, the Company's Board of Directors adopted an extension and amendment to the 2016 Share Incentive Plan.

On February 20, 2026, the Company and a US subsidiary as a borrower, completed the closing of a secured credit agreement providing for a $300,000 revolving credit facility. The facility requires a parent guarantee from the Company. As of the date these financial statements were issued, no amounts were drawn.